Significant restructuring transaction, mergers and acquisitions and equity investments- Intime (Details) $ / shares in Units, ¥ in Millions, $ in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Feb. 28, 2018 HKD ($)	Feb. 28, 2018 CNY (¥)	May 31, 2017 HKD ($) $ / shares	May 31, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥) $ / shares	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	May 31, 2016
The allocation of the purchase price at the date of acquisition
Goodwill							¥ 125,420	¥ 81,645	$ 25,850	¥ 162,149
Total purchase price is comprised of:
- cash consideration						¥ 17,300	41,836	¥ 3,055
Reduction of noncontrolling interests							¥ (42,330)		$ (11,258)	¥ (70,616)
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods						20 years
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods						16 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods						5 years
Intime
Acquisition
Equity interest held in subsidiary (as a percentage)				74.00%					98.00%	98.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired				¥ 20,920
Goodwill				4,757
Deferred tax liabilities				(2,790)
Noncontrolling interests				(6,301)
Total				17,805
Total purchase price is comprised of:
- cash consideration	$ 6,712	¥ 5,428	$ 12,605	11,131
- fair value of previously held equity interests				6,674
Total				17,805
Property and equipment				23,492
Bank borrowings				¥ 4,110
Weighted average amortization period			10 years 1 month 6 days	10 years 1 month 6 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition						¥ 1,861
Reduction of noncontrolling interests		¥ 5,854
Intime | Maximum
Total purchase price is comprised of:
Estimated amortization periods			11 years	11 years
Intime | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets				¥ 1,131
Intime | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets				72
Intime | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets				¥ 16
Intime
Acquisition
Equity interest (as a percent)											9.90%
Conversion price (in HKD per share) | $ / shares					$ 7.13
Percentage of equity interest upon conversion of convertible bond					28.00%
Cost of equity interest					$ 4,758
Allocated to net assets acquired					4,934
Share price, cancellation (in HKD per share) | $ / shares			$ 10.00
Intime | Amortizable intangible assets
Acquisition
Difference between equity method carrying amount and underlying equity in net assets					250
Intime | Deferred tax liabilities
Acquisition
Difference between equity method carrying amount and underlying equity in net assets					$ 426